Alpha Architect ETF Trust

213 Foxcroft Road

Broomall, Pennsylvania 19008

October 17, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Alpha Architect ETF Trust (the “Trust”)
File Nos.: 333-195493 and 811-22961
Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 23 dated October 15, 2019 to the Trust’s Registration Statement on Form N-1A, filed on October 15, 2019.

If you have any questions or require further information, please contact Michael Pellegrino at 856-292-8331 or mp@pell-law.com.

Sincerely,

/s/ Michael T. Pellegrino

Michael T. Pellegrino

Member, Pellegrino, LLC

Legal counsel to the Alpha Architect ETF Trust